Label	Element	Value
Adaptive Hedged Multi-Asset Income ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Adaptive Hedged Multi-Asset Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Adaptive Hedged Multi-Asset Income ETF (the “Fund”) seeks total return through a combination of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  For the fiscal year ended May 31, 2020, the Predecessor Fund’s (as defined in “Performance Information” below) portfolio turnover rate was 9.52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.52%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current contractual fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year. The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through July 31 , 2022.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index. The Advisor seeks to achieve the Fund’s investment objective of total return by investing in other investment companies, including mutual funds and exchange-traded funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and not affiliated with the Fund (“Portfolio Funds”) or by making direct investments. The Fund’s portfolio will consist of a mix of direct and indirect investments through Portfolio Funds and each may be all of the Fund’s portfolio or none of the Fund’s portfolio at any given time. The Fund’s fixed income investments, both direct and indirect through Portfolio Funds, may include mortgage backed securities, asset backed securities, commercial mortgage backed securities, non-agency mortgage backed securities, corporate investment grade securities, convertible securities, high yield-high risk bonds (commonly known as “junk bonds”), securities issued or guaranteed by certain U.S. Government agencies, instrumentalities and sponsored enterprises, exchange traded notes (“ETNs”) and global debt securities. The Fund’s equity investments, both direct and indirect through Portfolio Funds, may include dividend paying equity securities, real estate investment trusts (“REITs”), and preferred securities. The Fund’s equity investments will not be limited by sector criteria or market capitalization. The Fund’s allocation of its assets into various asset classes will depend on the views of the Advisor as to the best value relative to what is currently presented in the marketplace.

The Fund will invest in fixed income securities of any maturity and any credit rating, including below investment grade securities (commonly referred to as “junk”). The below investment grade securities will include corporate bonds, securities of issuers in default, unrated securities, mortgage-backed securities, and asset-backed securities. The Fund’s fixed income investments will also include commodity based ETNs. The fixed income securities in which the Fund invests do not have an established average portfolio duration and the average portfolio durations will vary. Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates. In general, the higher the duration, the more a bond’s price will drop as interest rates rise (and the greater the interest rate risk). For example, if rates were to rise 1%, a bond or bond fund with a five-year average duration would likely lose approximately 5% of its value. The Fund will not be limited in its investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.

The Advisor uses an investment model for analyzing market trends. The investment model includes factors such as price momentum, volatility, comparative indicators relative to certain indices and a recession model (a model that measures the probability of a recession within the next several months based on leading economic indicators). The Advisor utilizes research and valuation metrics to determine which fixed income asset classes have the greatest potential for producing positive performance and income, with a focus on capturing upside performance while protecting against loss. Valuation metrics are measures of a company’s performance, financial health and prospects for future earnings by comparing the market’s opinion (share price) to actual reported earnings to help predict a company’s prospects. The fixed income Portfolio Funds are selected based on liquidity, cost, and tracking error (degree to which an ETF that is not actively managed follows its index). The dividend paying equity securities are selected based on dividend yield and diversification. The preferred securities and REITs are selected based on their yield relative to traditional fixed income sectors. When the Advisor’s model indicates a negative market trend, the Fund may hedge the Fund’s portfolio by investing in ETFs that invest in treasury bonds, exchange traded notes (“ETNs”) , and leveraged ETFs (ETFs that seek to deliver multiples of the performance of the index or benchmark they track) and inverse ETFs (ETFs that seek to deliver the opposite of the performance of the index or benchmark they track). The leveraged ETFs hedge the Fund’s portfolio by offsetting equity allocations without need to sell the long equity positions. The Fund may hold significant cash or inverse ETF positions during unfavorable market conditions.

The Advisor will sell a portfolio security when a more attractive investment opportunity is identified, or the Fund’s portfolio needs to be rebalanced due to increases or decreases in the Fund’s net assets. The Advisor identifies attractive investment opportunities based on its research, which includes the relative value of income producing assets and asset classes. In making its determination, the Advisor will analyze the performance, correlations, drawdowns (a measure of a peak-to-trough decline during a specific period for an investment), up and down capture (a statistical measure of overall performance in up and down markets), fees and expenses, and dividend or income payments of securities. The Fund may invest up to 15% of its net assets in illiquid investments.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund will be subject to the following principal risks:

Mortgage-Backed Securities Risk. Mortgage-backed securities risk refers to the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. These risks may be heightened for the below investment grade mortgage-backed securities in the Fund’s or a Portfolio Fund’s portfolio. The liquidity of mortgage-backed securities can change significantly over time.

Asset-Backed Securities Investment Risk. Asset-backed securities risk is the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

Rating Agencies Risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Liquidity Risk. Liquidity risk exists when particular investments would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Fund Investing Risk. Investments in other investment companies subject the Fund to additional operating and management fees and expenses. Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor’s ability to select Portfolio Funds and effectively allocate fund assets among them.

Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks. There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds. The investment policies of the Portfolio Funds may differ from the Fund’s policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

ETF Investing Risk.  The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities, an ETF may trade at a premium or discount to its net asset value, or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale of ETFs in the Fund’s portfolio.

ETN Risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect.  ETNs also are subject to issuer and fixed-income risk.

Commodities Risk.  The Fund and Portfolio Funds may have exposure to the commodities markets, subjecting the Fund to risks not associated with investments in traditional securities.  The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, including drought, floods, weather, livestock disease, embargoes, and tariffs.  The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.

Credit Risk. Credit risk refers to the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social, or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as “junk bonds”) tend to be particularly sensitive to these changes.

Fixed Income Risk.  The value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. Interest rates are currently at historical lows, which may impact the Fund’s risk profile. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

High-Yield Risk.  The Fund and Portfolio Funds may invest in junk securities, including securities of issuers in default, below investment grade mortgage-backed securities and asset-backed securities, and other fixed income securities that are rated below investment grade. Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor’s claims.

Leveraged and Inverse ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses.  Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Hedging Risk .   Techniques used by Advisor to hedge the Fund’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the Fund’s participation in market gains. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Advisor’s ability to correctly analyze and implement the hedging techniques in a timely manner.

Inflation Risk.  Fixed income securities are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.

Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of fixed income securities or may fall resulting in an increase in the value of such securities. Interest rates are currently at historic lows due to the various federal government stimulus programs as a result of the COVID-19 pandemic. Fixed income securities with longer maturities involve greater risk than those with shorter maturities.

Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Convertible Securities Risk.  Convertible securities are fixed income securities that the Fund or a Portfolio Fund has the option to exchange for equity securities at a specified conversion price.  The option allows the Fund or a Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.  Convertible securities have lower yields than comparable fixed income securities and may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.

Corporate Debt Securities Risk.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment, meaning that issuers might not make payments on subordinated securities while continuing to make payments on senior securities or, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

REIT Risk. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

Foreign Securities and Emerging Markets Risk.  Foreign securities have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity. There is also less publicly available information on emerging market companies due to differences in regulation, accounting, auditing, and financial recordkeeping requirements, and the information available may be unreliable or outdated.

Quantitative Risk.  Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

COVID-19 Risk. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings.  The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Investment Advisor Risk.  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

LIBOR Risk. Certain of the Fund’s or Portfolio Funds’ investments may be based on floating rates, such as LIBOR. LIBOR, or the London Interbank Offered Rate, is a benchmark that dictates daily interest rates on loans and financial instruments globally. Plans are underway to phase out the use of LIBOR by the end of 2021, which indicates the continuation of LIBOR and other reference rates on the current basis cannot and will not be guaranteed after 2021. Any replacement rate chosen may be less favorable than the current rates. Until the announcement of the replacement rate, the Fund may continue borrow under the Credit Facilities at rates that reference LIBOR and invest in Underlying Funds that may hold underlying assets referencing LIBOR or otherwise use LIBOR. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund’s investments and/or the Fund’s Credit Facilities cannot yet be determined.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund or Portfolio Funds may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Preferred Equity Risk.  Preferred equity’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred equity may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred equity tends to vary more with fluctuations in the underlying common equity and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred equity may suffer a loss of value if dividends are not paid and have limited voting rights.

U.S. Government Securities Risk. U.S. government securities risk refers to the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

o
Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

o
Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

o
Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

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In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s net asset value.

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To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the Fund’s net asset value.

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The market price for the Shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the Fund’s net asset value, which is reflected in the bid and ask price for Shares or in the closing price.

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When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s net asset value.

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In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s net asset value.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the Adaptive Hedged Multi-Asset Income Fund (formerly, Adaptive Hedged Income Fund), a series of Starboard Investment Trust (the “Trust”), (the “Predecessor Fund”) in a tax-free reorganization on [               ], 2021. In connection with this acquisition, shares of the Predecessor Fund’s Institutional Class shares, Class A shares, and Class C shares were exchanged for Shares. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund ’s   Institutional Class shares.  Prior to July 31, 2015, the Fund had a different investment advisor. The Fund changed its investment strategy and removed its sub-adviser effective October 1, 2020. The performance information set forth below does not reflect the Fund’s current strategy or ETF structure. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://etfpages.com /AMAX .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns compared to that of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://etfpages.com/AMAX
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart above, the Fund’s highest quarterly return was 5.03% (quarter ended June 30, 2020 ), and the Fund’s lowest quarterly return was 7.56% (quarter ended March 31, 2020 ). The Fund’s year-to-date return as of March 31, 2021 was -0.34% .

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	7.56%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees and expenses
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns Periods Ended December 31, 2020
Adaptive Hedged Multi-Asset Income ETF | Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2009
Adaptive Hedged Multi-Asset Income ETF | Adaptive Hedged Multi-Asset Income ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	364
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	662
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,508
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	364
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	662
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,508
Annual Return 2010	rr_AnnualReturn2010	3.25%
Annual Return 2011	rr_AnnualReturn2011	0.75%
Annual Return 2012	rr_AnnualReturn2012	6.18%
Annual Return 2013	rr_AnnualReturn2013	0.85%
Annual Return 2014	rr_AnnualReturn2014	0.68%
Annual Return 2015	rr_AnnualReturn2015	(1.39%)
Annual Return 2016	rr_AnnualReturn2016	7.56%
Annual Return 2017	rr_AnnualReturn2017	4.89%
Annual Return 2018	rr_AnnualReturn2018	4.79%
Annual Return 2019	rr_AnnualReturn2019	4.48%
Annual Return 2020	rr_AnnualReturn2020	0.23%
Label	rr_AverageAnnualReturnLabel	Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2009
Adaptive Hedged Multi-Asset Income ETF | Adaptive Hedged Multi-Asset Income ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.63%
Adaptive Hedged Multi-Asset Income ETF | Adaptive Hedged Multi-Asset Income ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.64%

[1]	Restated to reflect current contractual fees.
[2]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year. The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	Cavalier Investments, LLC d/b/a Adaptive Investments, the investment advisor to the Fund (the “Advisor”), has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 0.85 % of the average daily net assets of the Fund. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The expense limitation agreement runs through July 31, 2022 and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the expense limitation agreement.